Vessels, Net-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended	6 Months Ended				11 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Secondhand Containership vessel MSC Ulsan, Koroni, Kyparisia, Stadt Luebeck and Messini [Member]	Jun. 30, 2013 Containership vessel Gather, Gifted and Genius I [Member]	Jun. 30, 2013 MSC Athens, MSC Athos, Valor and Value [Member]	Jun. 30, 2013 Venetiko, Petalidi and Ensenada Express [Member]	Jun. 30, 2013 MSC Washington and MSC Austria disposal [Member]	Dec. 03, 2012 MSC Washington disposal [Member]	Dec. 31, 2012 MSC Washington disposal [Member]	Jun. 30, 2013 MSC Austria disposal [Member]	Jun. 30, 2013 Vessels, net, additional information [Member]
Vessels' cost			$ 73,000		$ 392,996	$ 47,104
Vessels' disposal price				18,384					7,909	7,856
Gain on sale/disposal of vessels, net	(6,460)	(1,303)		1,303			6,460
Disposal contracted price								8,154
Disposal date								January 2, 2013
Carrying value of fully depreciated vessels											4,751
Number of fully depreciated vessels											1
Carrying value of vessels provided as collaterals to secure loans											$ 1,805,344
Number of vessels provided as collaterals to secure loans											45